Long-term investments (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of Long-term Investments

	December 31,
	2025	2024
Cespira Canada LP (a)	$19,385	$25,494
Cespira Sweden AB (a)	23,329	11,225
Other equity accounted investees	—	147
	$42,714	$36,866
(a)     Cespira:
The Company entered into a joint venture agreement with Volvo Group ("Volvo") and contributed certain net assets of its former HPDI business to a newly formed joint venture ("Cespira"), consisting of two legal entities, Cespira Canada LP and Cespira Sweden AB, in which the Company retained a 55% non-controlling interest. Volvo acquired the remaining 45% interest in Cespira for cash consideration of $27,328. Cespira is jointly controlled by both parties. The Company's former HPDI business continues to operate through the joint venture. The Company made an initial capital contribution of $21,654 in Cespira to fund its operations. For the year ended December 31, 2025, the Company recognized its share of Cespira’s losses of $15,845, as a loss from investments accounted for by the equity method (December 31, 2024 - $6,715 loss).
The Company acknowledges that during the initial phase of Cespira's business plan, it may require additional funding from its owners from time to time. If either owner is unable to fund Cespira when funding is requested in accordance with the joint venture agreement, a convertible loan may be extended from the other owner to fund all or a part of the funding requested. The convertible loan may settle in ownership interest in Cespira in the event that the borrowing party is unable to fulfill the repayment terms.
The carrying amount and maximum exposure to losses relating to Cespira were as follows:

	December 31, 2025
	Carrying amount	Maximum exposure to loss
Equity method investment in Cespira	$42,714	$42,714
Accounts receivable due from Cespira	274	274
Combined assets, liabilities, revenue and expenses of Cespira, are as follows:

	December 31,
	2025	2024
Current assets:
Cash and cash equivalents	$14,869	$10,305
Accounts receivable	18,718	21,000
Inventories	11,566	7,414
Prepaid expenses	1,157	1,471
	46,310	40,190

Property, plant and equipment and right-of-use assets	46,352	40,901
Intangible assets and goodwill	7,516	7,087
Other long-term assets	17,139	563
Total assets	$117,317	$88,741
Current liabilities:
Accounts payable	$20,810	$16,527
Current portion of provisions	2,519	2,128
Other current liabilities	6,266	1,910
	29,595	20,565
Long-term portion of provisions	1,618	532
Onerous contract provision	2,890	—
Other long-term liabilities	—	569
Total liabilities	$34,103	$21,666
Net assets	$83,214	$67,075

	Years ended December 31,
	2025	2024
Product revenue	$62,356	$32,919
Service revenue	15,087	10,166
	77,443	43,085
Cost of revenue	80,944	42,634
Gross profit (loss)	(3,501)	451
Operating expenses:
Research and development	5,641	4,715
General and administrative	11,903	5,555
Sales and marketing	1,292	973
Foreign exchange (gain) loss	1,516	(421)
Depreciation and amortization	3,283	1,720
Impairment of long-lived assets	413	—
	24,048	12,542
Loss from operations	(27,549)	(12,091)
Interest income (expense), net of bank charges	(4)	202
Loss before income taxes	(27,553)	(11,889)
Income tax (recovery) expense	1,725	342
Net loss	$(29,278)	$(12,231)